Related Party Transactions (FY) (Details) - USD ($)	1 Months Ended				3 Months Ended	8 Months Ended	9 Months Ended
	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Nov. 05, 2021	Apr. 18, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Price per share (in Dollars per share)				$ 0.005
Shares of common stock (in Shares)		4,743,750	862,500	5,175,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock dividend, description		the Company effected a 1.1- for-1 stock dividend of its common stock
Shares subject to forfeiture (in Shares)						618,750	618,750
Common stock exceeds per share (in Dollars per share)						$ 12	$ 12
Aggregate principal amount								$ 200,000	$ 150,000
Additional advanced from sponsor						$ 4,841	$ 4,841
Related party amount	$ 25,000					25,000
Convertible loans					$ 1,500,000	$ 1,500,000	$ 1,500,000
Warrants price per share (in Dollars per share)						$ 1	$ 1
Accrued and charged to operating expenses					15,000	$ 1,613	$ 48,387
Aggregate price per share (in Dollars per share)						$ 0.2	$ 0.2
Administrative Service Fee [Member]
Related Party Transactions (Details) [Line Items]
Rental expenses						$ 5,000	$ 5,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount					3,795,000	3,795,000	3,795,000
Borrowed					$ 200,000	200,000	200,000
Trust Account Deposit amount						$ 1,897,500	$ 1,897,500
Trust account per share (in Dollars per share)						$ 0.1	$ 0.1
Aggregate price per share (in Dollars per share)						$ 0.2